DIRECT HOSPITALITY EXPENSE - Components of Direct Hospitality Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	$ 94	$ 47	$ 182	$ 95
Total direct hospitality expense	306	295	626	627
Hospitality Property
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	111	81	194	162
Cost of food, beverage, and retail goods sold	63	68	144	137
Maintenance and utilities	37	44	79	84
Marketing and advertising	16	19	39	42
Other	$ 79	$ 83	$ 170	$ 202